Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards for our employees are generally approved on dates the compensation committee meets or on the date of approval of unanimous written consents by the compensation committee, and vesting dates are determined by the compensation committee. Committee meetings are normally scheduled well in advance and are not scheduled with an eye to announcements of material nonpublic information regarding the company. The compensation committee may make an award with an effective date in the future, including awards contingent on commencement of employment, execution of a new employment agreement or some other subsequent event, or may act by unanimous written consent on the date of such an event when the proposed issuances have been reviewed by the compensation committee prior to the date of the event.
We typically make equity grants to each of our executive officers upon commencement of employment and annually in the first quarter of the year in conjunction with our review of their individual performance and competitive market data based on our approved peer group. Equity grants to non-executive employee new-hires are typically made mid-month on a monthly basis. Under our non-employee director compensation policy, the grants of annual stock options and RSUs to non-employee directors serving at the time of our annual meeting of stockholders are effective on the date of such annual meeting. Under our non-employee director compensation policy, our board of directors grants stock options and RSUs to new non-employee directors effective upon the director’s initial election to our board of directors.
During 2025, neither the board nor the compensation committee took material nonpublic information into account when determining the timing or terms of stock options, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any of our quarterly reports on Form 10-Q or our annual report on Form 10-K, or the filing or furnishing of any of our current reports on Form 8-K that disclosed any material nonpublic information.

Award Timing Method
We typically make equity grants to each of our executive officers upon commencement of employment and annually in the first quarter of the year in conjunction with our review of their individual performance and competitive market data based on our approved peer group. Equity grants to non-executive employee new-hires are typically made mid-month on a monthly basis. Under our non-employee director compensation policy, the grants of annual stock options and RSUs to non-employee directors serving at the time of our annual meeting of stockholders are effective on the date of such annual meeting. Under our non-employee director compensation policy, our board of directors grants stock options and RSUs to new non-employee directors effective upon the director’s initial election to our board of directors.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Equity awards for our employees are generally approved on dates the compensation committee meets or on the date of approval of unanimous written consents by the compensation committee, and vesting dates are determined by the compensation committee. Committee meetings are normally scheduled well in advance and are not scheduled with an eye to announcements of material nonpublic information regarding the company. The compensation committee may make an award with an effective date in the future, including awards contingent on commencement of employment, execution of a new employment agreement or some other subsequent event, or may act by unanimous written consent on the date of such an event when the proposed issuances have been reviewed by the compensation committee prior to the date of the event.
We typically make equity grants to each of our executive officers upon commencement of employment and annually in the first quarter of the year in conjunction with our review of their individual performance and competitive market data based on our approved peer group. Equity grants to non-executive employee new-hires are typically made mid-month on a monthly basis. Under our non-employee director compensation policy, the grants of annual stock options and RSUs to non-employee directors serving at the time of our annual meeting of stockholders are effective on the date of such annual meeting. Under our non-employee director compensation policy, our board of directors grants stock options and RSUs to new non-employee directors effective upon the director’s initial election to our board of directors.

MNPI Disclosure Timed for Compensation Value	false